Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 468
Additional provisions	392
Provisions released	(34)
Utilisation and other	(473)
Recharge	13
Ending balance	366
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	69
Additional provisions	25
Provisions released	0
Utilisation and other	(50)
Recharge	0
Ending balance	44
Customer remediation | Other
Disclosure of other provisions [line items]
Beginning balance	61
Customer remediation | Conduct remediation
Disclosure of other provisions [line items]
Beginning balance	8
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	198
Additional provisions	72
Provisions released	0
Utilisation and other	(104)
Recharge	0
Ending balance	166
Litigation and other regulatory | Other
Disclosure of other provisions [line items]
Beginning balance	121
Litigation and other regulatory | Conduct remediation
Disclosure of other provisions [line items]
Beginning balance	76
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	38
Additional provisions	53
Provisions released	0
Utilisation and other	(103)
Recharge	13
Ending balance	1
Property
Disclosure of other provisions [line items]
Beginning balance	45
Additional provisions	52
Provisions released	(2)
Utilisation and other	(21)
Recharge	0
Ending balance	74
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	75
Additional provisions	0
Provisions released	(30)
Utilisation and other	(7)
Recharge	0
Ending balance	38
Restructuring
Disclosure of other provisions [line items]
Beginning balance	39
Additional provisions	81
Provisions released	0
Utilisation and other	(91)
Recharge	0
Ending balance	29
Restructuring | Other
Disclosure of other provisions [line items]
Beginning balance	39
Other
Disclosure of other provisions [line items]
Beginning balance	4
Additional provisions	109
Provisions released	(2)
Utilisation and other	(97)
Recharge	0
Ending balance	£ 14